Intangible Assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

Intangible assets as of December 31, 2022 and 2021 consist of the following:

Schedule of Intangible assets

	Weighted- average
	amortization period		Accumulated
	(years)	Cost	Amortization	Net

Balance, December 31, 2022
Customer relationships	5-10	$2,643,000	$280,636	$2,362,364
Acquired technology	3-5	1,437,050	1,201,739	235,311
Internally developed software	5	749,147	288,530	460,617
Trade names	6	640,000	3,405	636,595
Software in development	N/A	33,046	—	33,046

		$5,502,243	$1,774,310	$3,727,933

Balance, December 31, 2021
Customer relationships	9	$4,304,000	$131,429	$4,172,571
Acquired technology	3	1,214,000	360,357	853,643
Internally developed software	5	654,022	142,050	511,972
Software in development	N/A	13,354	—	13,354

		$6,185,376	$633,936	$5,551,440

The change in the gross carrying amount of intangible assets as of December 31, 2022 compared to December 31, 2021 was due to acquisition of intangible assets of $2,390,000 from the SportsHub Acquisition, $137,867 of additional costs related to internally developed software that were capitalized during the year, offset by $3,211,000 of impairment charges of the customer relationship from the acquisition of certain business assets of FourCubed, which was due to the loss of access to players in the Russian market caused by the exit of FourCubed’s largest customer from that market. The extent of impairment was determined based upon the projected performance of the asset group and the current valuation of the customer relationship intangible, as determined using the multi-period excess earnings valuation methodology. Key assumptions included in the valuation of the customer relationship included revenue growth attrition, operating margin and discount rate. There is inherent uncertainty included in the assumptions used in intangible impairment testing. A change to any of the assumptions could lead to a future impairment that could be material. Amortization expense for the years ended December 31, 2022 and 2021 was $1,140,472 and $241,253, respectively. Estimated future amortization expense related to the intangible assets placed into service is as follows:

Amount

2023	$724,564
2024	704,922
2025	673,281
2026	596,306
2027	526,949
Thereafter	465,665

$3,691,686